Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Software and IT Services Portfolio
May 31, 2026
SOF-NPRT1-0726
1.802189.122
Common Stocks - 98.1%
	Shares	Value ($)
CANADA - 1.7%
Information Technology - 1.7%
IT Services - 1.7%
Shopify Inc Class A (United States) (a)	1,090,660	129,472,249
UNITED STATES - 96.4%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Alphabet Inc Class A	178,500	67,890,690
Meta Platforms Inc Class A	200	126,502
ZoomInfo Technologies Inc (a)	9,273,069	30,879,320
TOTAL COMMUNICATION SERVICES		98,896,512
Consumer Discretionary - 2.9%
Broadline Retail - 2.9%
Amazon.com Inc (a)	816,480	220,972,147
Financials - 0.5%
Financial Services - 0.5%
Toast Inc Class A (a)	1,554,496	40,463,531
Information Technology - 91.7%
IT Services - 17.2%
Accenture PLC Class A	327,900	61,340,253
Cloudflare Inc Class A (a)	610,149	147,546,231
Cognizant Technology Solutions Corp Class A	174,100	9,706,945
CoreWeave Inc Class A (a)	625,690	68,531,826
EPAM Systems Inc (a)(b)	443,525	45,443,572
Fastly Inc Class A (a)	593,200	10,538,197
IBM Corporation	137,800	41,036,840
MongoDB Inc Class A (a)	429,245	144,033,160
Okta Inc Class A (a)	1,463,891	180,453,844
Snowflake Inc (a)	997,800	254,987,790
Twilio Inc Class A (a)	1,423,956	271,462,972
VeriSign Inc	202,600	57,817,988
		1,292,899,618
Software - 74.5%
Adobe Inc (a)	288,900	74,885,769
Amplitude Inc Class A (a)	4,658,142	36,426,670
AppLovin Corp Class A (a)	357,366	219,097,521
Atlassian Corp Class A (a)	5,054	543,861
Autodesk Inc (a)	720,505	166,660,012
BILL Holdings Inc (a)	728,000	26,950,560
BlackLine Inc (a)	780,800	22,955,520
Box Inc Class A (a)	300,100	8,090,696
Braze Inc Class A (a)	980,170	25,121,757
Cadence Design Systems Inc (a)	220,600	82,709,558
Crowdstrike Holdings Inc Class A (a)	244,886	179,011,666
Datadog Inc Class A (a)	1,421,913	351,710,181
Fair Isaac Corp (a)	30,174	37,735,303
Figma Inc Class A (b)	3,328,400	84,874,200
Gen Digital Inc	585,518	15,100,509
HubSpot Inc (a)	165,917	36,606,268
Intuit Inc	461,451	152,984,850
JFrog Ltd (a)	820,500	65,213,340
Klaviyo Inc Class A (a)(b)	5,836,924	92,456,876
Microsoft Corp	4,099,082	1,845,570,680
Monday.com Ltd (a)(b)	214,925	17,972,029
Oracle Corp	1,221,227	275,728,632
Palantir Technologies Inc Class A (a)	1,964,578	307,535,040
Palo Alto Networks Inc (a)	1,371,864	386,440,370
Pivotal Software Inc rights (a)(c)	3,336,600	33
Riot Platforms Inc (a)	3,782,700	102,548,997
Rubrik Inc Class A (a)	1,716,100	134,936,943
Salesforce Inc	1,609,684	307,610,612
Samsara Inc Class A (a)	1,453,900	50,871,961
ServiceNow Inc (a)	484,320	60,234,878
Strategy Inc Class A (a)	159,800	25,422,582
Synopsys Inc (a)	520,140	247,388,987
Terawulf Inc (a)(b)	1,299,700	33,220,332
Unity Software Inc (a)	3,153,485	96,086,688
Workday Inc Class A (a)	74,600	10,905,774
Zscaler Inc (a)	117,040	16,353,999
		5,597,963,654
TOTAL INFORMATION TECHNOLOGY		6,890,863,272
TOTAL UNITED STATES		7,251,195,462
TOTAL COMMON STOCKS (Cost $3,604,452,891)		7,380,667,711

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
UNITED STATES - 0.7%
Information Technology - 0.7%
Software - 0.7%
Anthropic PBC Series G (c)(d)	69,400	40,877,294
Anthropic PBC Series H (c)(d)	15,900	9,365,259
Databricks Inc Series K (c)(d)	24,600	4,674,000

TOTAL UNITED STATES		54,916,553
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $31,039,317)		54,916,553

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	20,081,315	20,085,331
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	90,946,580	90,955,675
TOTAL MONEY MARKET FUNDS (Cost $111,041,006)			111,041,006

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,746,533,214)	7,546,625,270
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(25,387,228)
NET ASSETS - 100.0%	7,521,238,042

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,916,553 or 0.7% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $45,391,982.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	17,984,066

Anthropic PBC Series H	5/28/2026	9,365,251

Databricks Inc Series K	9/8/2025	3,690,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,178,333	296,443,508	296,536,510	122,169	-	-	20,085,331	20,081,315	0.0%
Fidelity Securities Lending Cash Central Fund	62,404,753	559,134,480	530,583,558	31,479	-	-	90,955,675	90,946,580	0.3%
Total	82,583,086	855,577,988	827,120,068	153,648	-	-	111,041,006

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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